SHARE-BASED PAYMENTS - Number and Weighted-average exercise prices of share options (Details)		12 Months Ended
	Feb. 04, 2024	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares € / shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares € / shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares € / shares $ / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
Number of Options/Shares
Employee stock options exercised (in shares)		(1,461,589)	(1,461,589)	0	0
Weighted Average Exercise Price/Grant Date Fair Value
Share split ratio (as a percent)	3.3269
RSUs
Number of Options/Shares
Beginning balance (in shares)		0	0
Granted (in shares)		1,101,085	1,101,085
Vesting (in shares)		(21,079)	(21,079)
Forfeited (in Shares)		(61,032)	(61,032)
Ending balance (in shares)		1,018,974	1,018,974	0	0
Weighted Average Exercise Price/Grant Date Fair Value
Beginning balance (in USD per share) | $ / shares		$ 0
Granted (in USD per share) | $ / shares		13.63
Vested (in USD per share) | € / shares			€ 13.64
Forfeited (in USD per share) | $ / shares		13.64
Ending balance (in USD per share) | $ / shares		$ 13.63		$ 0
PSUs
Number of Options/Shares
Beginning balance (in shares)		0	0
Granted (in shares)		2,012,596	2,012,596
Vesting (in shares)		(16,412)	(16,412)
Forfeited (in Shares)		(107,363)	(107,363)
Ending balance (in shares)		1,888,821	1,888,821	0	0
Weighted Average Exercise Price/Grant Date Fair Value
Beginning balance (in USD per share) | $ / shares		$ 0
Granted (in USD per share) | $ / shares		14.55
Vested (in USD per share) | € / shares			€ 14.55
Forfeited (in USD per share) | $ / shares		14.55
Ending balance (in USD per share) | $ / shares		$ 14.55		$ 0
2019 & 2023 ESOP
Number of Options/Shares
Beginning balance (in shares)		14,911,455	14,911,455	9,640,694	9,640,694	9,065,702	9,065,702
Granted (in shares)		0	0	5,309,094	5,309,094	670,823	670,823
Forfeited (in Shares)		(780,114)	(780,114)	(38,333)	(38,333)	(95,831)	(95,831)
Employee stock options exercised (in shares)		(1,424,098)	(1,424,098)	0	0	0	0
Ending balance (in shares)		12,707,243	12,707,243	14,911,455	14,911,455	9,640,694	9,640,694
Exercisable (in shares)		8,299,943	8,299,943	0	0	0	0	0	0
Weighted Average Exercise Price/Grant Date Fair Value
Beginning balance (in USD per share) | (per share)		$ 9.56	€ 8.93	$ 9.16	€ 7.09	$ 9.09	€ 7.09
Granted (in USD per share) | (per share)		0		10.30	8.77	9.92	7.09
Forfeited (in USD per share) | (per share)		11.03		10.55	9.68	7.90	7.09
Exercised (in USD per share) | (per share)		8.48		0	0	0	7.09
Ending balance (in USD per share) | (per share)		10.02		9.56	€ 8.93	9.16	€ 7.09
Exercisable (in USD per share) | (per share)		$ 9.74	€ 9.74	$ 0	€ 0	$ 0	€ 0	€ 0	€ 0